Disclosure of detailed information about contracted revenues allocated to the remaining performance obligations (Details) - Hosting And Other [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statements [Line Items]
Transaction price	$ 3,209
Year 1
Statements [Line Items]
Transaction price	2,525
Year 2
Statements [Line Items]
Transaction price	312
Year 3
Statements [Line Items]
Transaction price	186
Year 4
Statements [Line Items]
Transaction price	186
Year 5+
Statements [Line Items]
Transaction price	$ 0